Leases - Summary of Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	¥ 757,331	¥ 456,697	¥ 268,290
Operating cash outflows from finance leases (interest payments)	0	0	40,205
Financing cash outflows from finance leases	61,801	31,767	113,943
Leased assets obtained in exchange for operating lease liabilities	¥ 3,704,284	¥ 186,698	¥ (316,558)